Balance Sheet Components - Estimated Future Amortization Expense (Detail) $ in Thousands	Sep. 30, 2015 USD ($)
Finite-Lived Intangible Assets [Line Items]
Remaining 2015	$ 533
2016	2,087
2017	2,036
2018	2,036
2019	2,036
Thereafter	4,021
Total intangible assets, net	12,749
Cost of revenue [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining 2015	451
2016	1,806
2017	1,806
2018	1,806
2019	1,806
Thereafter	3,975
Total intangible assets, net	11,650
Operating expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining 2015	82
2016	281
2017	230
2018	230
2019	230
Thereafter	46
Total intangible assets, net	$ 1,099